Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 03, 2019
Prospectus Date	rr_ProspectusDate	Sep. 03, 2019
Sierra Tactical Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal period.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal period.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in open-end investment companies (mutual funds) and exchange-traded funds (“ETFs”) that primarily invest in high-yield corporate bonds, also commonly known as junk bonds (“High Yield Funds”) or long-duration U.S. Treasury securities (“Treasury Bond Funds”). For the purposes of this prospectus, High Yield Funds and Treasury Bond Funds are collectively referred to as “Underlying Bond Funds.” The Fund considers high-yield corporate bonds to be those that are rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).

Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in Underlying Bond Funds. The Adviser expects the Fund to be primarily invested in High Yield Funds under most market conditions. The Fund does not have maturity or duration limitations with respect to the holdings of the Underlying Bond Funds in which it invests.

The Adviser’s investment strategy is a tactical style that includes disciplines that attempt to limit downside risk (drawdown, meaning the magnitude of decline from highest price to the subsequent low) as well as to seek to enhance return through income and capital appreciation (total return). The current yield of the Fund is not a separate goal, and the monthly distribution yield will fluctuate.

The Adviser does not employ a passive "buy and hold" strategy. Instead, the Adviser uses proprietary rules to tactically allocate the Fund's assets. As part of its integrated risk-management disciplines, the Adviser monitors each High Yield Fund held in the Fund daily and applies a trailing-stop discipline separately to each High Yield Fund in the Fund's portfolio. The Adviser employs a trailing stop discipline which adjusts the level of trailing stops as the price of a holding rises and is calculated as a percentage or dollar amount below the market price. When the price of a holding decreases by a certain percentage or dollar amount, the Adviser sells the holding in an attempt to protect profits and minimize further impact on the portfolio. When any High Yield Fund declines in price enough to generate a "Sell signal" under the Adviser's trailing-stop discipline, the Fund will sell that High Yield Fund and invest the proceeds in one or more Treasury Bond Funds. Conversely, when prices of High Yield Funds begin trending upward sufficient to give "Buy signals" under that model, the Adviser will sell part or all of its holdings in Treasury Bond Funds and select and purchase one or more High Yield Funds, and will continue to make such purchases with net cash inflows into the Fund.

The same type of Buy and Sell disciplines (with different parameters) are also applied to the Treasury Bond Funds when they are held. If both types of funds have given Sell signals, the proceeds will temporarily be held in cash (money-market mutual funds and/or ultra-short-term bond funds) until either High Yield Funds or Treasury Bond Funds give Buy signals.

The buy and sell disciplines described above are a proprietary approach (“Buy and Sell Disciplines”) that two of the Fund’s portfolio managers (Dr. Sleeper and Mr. Wright) have used within their related companies’ diversified separately managed accounts since 1987, in seeking to limit the impact on the overall Fund portfolio of any sustained decline in the high-yield corporate bond and Treasury bond markets.

The Buy and Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to seek to participate in a substantial part of any sustained uptrend in the high-yield corporate bond market, as well as to step aside into the Treasury bond market during most of any sustained downtrend. The Adviser employs a “reactive” approach as distinct from a “predictive” approach. The Adviser does not expect to average more than two Sell signals alternated with two Buy signals per year. Thus, the Adviser expects that the Fund’s portfolio turnover rate will average approximately 200% per year.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in Underlying Bond Funds.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

• Fixed-Income Risk. When the Fund invests in Underlying Bond Funds, the value of your investment in the Fund will generally decline when interest rates rise or when other factors cause declines in the high-yield bond market generally or in a specific Underlying Bond Fund. Defaults by high-yield bond issuers in which the Underlying Bond Funds invest may also harm performance.

• High Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an underlying High Yield Fund's ability to sell its high-yield bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

• Management Risk. The Adviser’s dependence on its high-yield bond strategy and judgments about the attractiveness, value and potential appreciation of particular ETFs and mutual funds in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

• Model Risk. The Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

• Underlying Fund Costs and Risks. Each Underlying Fund is subject to specific risks, depending on its bond investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying bonds and other assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in bonds.

• ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Sierra Tactical Bond Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.09%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	775
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,192
Sierra Tactical Bond Fund | Instl Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 560
Sierra Tactical Bond Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 880
Sierra Tactical Bond Fund | Class T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 212
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 655
Sierra Tactical Bond Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 751
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,120

[1]	Estimated for the current fiscal period.
[2]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2021 so that the total annual operating expenses "(i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.54%, 1.23%, 2.29% and 1.29%, for Class A, Inst Class, Class C, Class Tand Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Adviser.